Jacob Internet Fund
Jacob Internet Fund
Jacob Funds Inc.

Supplement dated August 24, 2016 to the Prospectus dated January 4, 2016.

JACOB INTERNET FUND

Effective September 1, 2016, the information in the Prospectus for the Jacob Internet Fund under the heading "Fees and Expenses" is replaced with the following:

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Jacob Internet Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses paid each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Jacob Internet Fund Investor Class
Advisory Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	[1]
Other Expenses	0.87%
Total Annual Fund Operating Expenses	2.37%	[2]
[1]	The Distribution and/or Service (12b-1) Fees reflect the Board's determination to reduce such fees payable under the distribution and service plan of the Fund from 0.35% to 0.25%, effective September 1, 2016 through at least January 2, 2018. Annual Fund Operating Expenses have been restated to reflect such 12b-1 fee reduction.
[2]	Total Annual Fund Operating Expenses differs from the ratios of expenses to average net assets in the Financial Highlights section of the Prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in Other Expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund over the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the effect of the 12b-1 fee reduction for the 1 Year example and for the first year of the 3, 5, and 10 Year examples only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Jacob Internet Fund | Investor Class | USD ($)	240	760	1,307	2,799